Prepaid Expenses and Other Current Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Consulting Service [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Prepaid stock compensation expense		$ 717,753
Prepaid Advertising [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Prepaid advertising		$ 1,482,000
Telecom Services [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Prepaid advertising	$ 2,309,457
Prepaid stock compensation expense	997,433
Starfish Technology-Fze [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Stock compensation expense	$ 1,173,920